MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
MAINLAND CHINA CONTRIBUTION PLAN
17.	MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on a certain percentage of the employees’ salaries. The total contribution for such employee benefits were RMB119,015, RMB143,419 and RMB182,321 for the years ended December 31, 2013, 2014 and 2015, respectively. The Group has no ongoing obligation to its employees subsequent to its contributions to the PRC plan.